Income Taxes (Deferred Tax Assets And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Postretirement benefits other than pensions	$ 440	$ 1,074
Rent expense	127	325
Alternative minimum tax credit carryforwards	367	367
Operating loss carryforwards	2,256	2,389
Pensions	2,455	2,341
Frequent flyer obligation	657	681
Gains from lease transactions	6	28
Reorganization items	864	0
Other	754	681
Total deferred tax assets	7,926	7,886
Valuation allowance	(4,411)	(4,148)
Net deferred tax assets	3,515	3,738
Accelerated depreciation and amortization	(3,318)	(3,543)
Other	(197)	(195)
Total deferred tax liabilities	(3,515)	(3,738)
Net deferred tax asset	$ 0	$ 0